BALANCE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance	$ 632.2	$ 482.6
(Reversal of) revenue from performance obligations satisfied or partially satisfied in previous periods	(11.3)	$ (55.5)
Remaining performance obligations	$ 5,956.0
No later than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations recognition expectation (in percent)	40.00%
Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations recognition expectation (in percent)	26.00%